Property, plant and equipment - Items pledged as collateral (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	12/31/2024	12/31/2023
Land	Financial/Legal	24,427	3,198,674
Buildings	Financial	1,755,082	1,947,075
Machinery, equipment and facilities	Financial	20,442,189	10,393,344
Work in progress	Financial	427,998	649,081
Other	Financial	43,487	144,273
		22,693,183	16,332,447

Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 22,693,183	R$ 16,332,447
Land
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	24,427	3,198,674
Buildings
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	1,755,082	1,947,075
Machinery, equipment and facilities
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	20,442,189	10,393,344
Work in progress
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	427,998	649,081
Other
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 43,487	R$ 144,273